Equity Method Investment - Summary of Changes In Equity Method Investment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity Method Investments And Joint Ventures [Abstract]
Beginning balance	$ 766,583	$ 778,721
Equity method investment income	(64,877)	391
Consideration Received on Disposal
Impairment on equity method investment	(710,392)
Exchange difference	$ 8,686	(12,529)
Ending balance		$ 766,583